16. RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($) shares
Foreign exchange loss | $		$ 11,734	$ 985
Epazz, Inc. Convertible Line of Credit
Debt Instrument, Issuance Date	Jun. 01, 2018	Jun. 01, 2018
Debt Instrument, Description	convertible line of credit agreement	convertible line of credit agreement
Debt Instrument, Face Amount | $	$ 400,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%			6.00%
Long-Term Debt | $			0	$ 0
GG Mars Capital, Inc. August 2019 Convertible Line of Credit
Debt Instrument, Issuance Date	Aug. 01, 2019	Aug. 01, 2019
Debt Instrument, Description	convertible line of credit	convertible line of credit
Debt Instrument, Face Amount | $	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%			6.00%
GG Mars Capital, Inc. October 2024 Revolving Line of Credit
Debt Instrument, Issuance Date	Oct. 09, 2024	Oct. 09, 2024
Debt Instrument, Description	convertible line of credit	convertible line of credit
Debt Instrument, Face Amount | $	$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%			8.00%
Interest Payable, Current | $			104,464	$ 31,080
Foreign exchange loss | $		$ 158,579	34,122
Star Financial Corporation August 2019 Convertible Line of Credit
Debt Instrument, Issuance Date	Aug. 01, 2019	Aug. 01, 2019
Debt Instrument, Description	convertible line of credit	convertible line of credit
Debt Instrument, Face Amount | $	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%			6.00%
Star Financial Corporation October 2024 Revolving Line of Credit
Debt Instrument, Issuance Date	Oct. 09, 2024	Oct. 09, 2024
Debt Instrument, Description	convertible line of credit	convertible line of credit
Debt Instrument, Face Amount | $	$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%			8.00%
Interest Payable, Current | $			88,427	$ 23,420
Foreign exchange loss | $		$ 119,892	23,669
Propal Investments LLC Loan
Debt Instrument, Issuance Date	Dec. 15, 2022	Dec. 15, 2022
Debt Instrument, Description	three-year loan from Propal Investments	three-year loan from Propal Investments
Debt Instrument, Face Amount | $				$ 677,550
Debt Instrument, Interest Rate, Stated Percentage	14.00%			14.00%
Long-Term Debt | $			662,150	$ 575,400
Foreign exchange loss | $			$ 15,400
GG Mars Capital, Inc. Debentures
Debt Instrument, Issuance Date	Jan. 09, 2024	Jan. 09, 2024
Debt Instrument, Description	three-year loan from GG Mars Capital, Inc.	three-year loan from GG Mars Capital, Inc.
Debt Instrument, Face Amount | $				$ 170,308
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Long-Term Debt | $				$ 235,874
Interest Payable, Current | $				19,207
Foreign exchange gain | $		$ 774
Marie Pindling Debenture
Debt Instrument, Issuance Date	Jan. 09, 2024	Jan. 09, 2024
Debt Instrument, Description	three-year loan from Marie Pindling	three-year loan from Marie Pindling
Debt Instrument, Face Amount | $				$ 13,539
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Olga Passley Debenture
Debt Instrument, Issuance Date	Jan. 09, 2024	Jan. 09, 2024
Debt Instrument, Description	three-year loan from Olga Passley	three-year loan from Olga Passley
Debt Instrument, Face Amount | $				$ 13,539
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Foreign exchange loss | $		$ 672
Yvonne Rattray Debenture
Debt Instrument, Issuance Date	Jan. 11, 2024	Jan. 11, 2024
Debt Instrument, Description	three-year loan from Yvonne Rattray	three-year loan from Yvonne Rattray
Debt Instrument, Face Amount | $				$ 13,539
Debt Instrument, Interest Rate, Stated Percentage	10.00%			10.00%
Foreign exchange loss | $		$ 672
Stock Compensation Transaction #1
Sale of Stock, Description of Transaction	The Company issued 3,333 common shares of the Company to each of Yvonne Rattray and Neville Brown for services as directors of the Company	The Company issued 3,333 common shares of the Company to each of Yvonne Rattray and Neville Brown for services as directors of the Company
Stock Issued During Period, Shares, New Issues | shares	3,333	3,333
Sale of Stock, Transaction Date	Feb. 07, 2024	Feb. 07, 2024
Sale of Stock, Price Per Share | $ / shares	$ 4.8
Stock Compensation Transaction #2
Sale of Stock, Description of Transaction	ZenaTech paid directors a total of 201,692 shares of common stock	ZenaTech paid directors a total of 201,692 shares of common stock
Stock Issued During Period, Shares, New Issues | shares	201,692	201,692
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #3
Sale of Stock, Description of Transaction	ZenaTech issued 100,000 common shares of the Company to Shaun Passley, PhD on October 9, 2024 for services as director of the Company	ZenaTech issued 100,000 common shares of the Company to Shaun Passley, PhD on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	100,000	100,000
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #4
Sale of Stock, Description of Transaction	ZenaTech issued 28,248 common shares of the Company to Craig Passley on October 9, 2024 for services as director of the Company	ZenaTech issued 28,248 common shares of the Company to Craig Passley on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	28,248	28,248
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #5
Sale of Stock, Description of Transaction	ZenaTech issued 28,248 common shares of the Company to James Sherman on October 9, 2024 for services as director of the Company	ZenaTech issued 28,248 common shares of the Company to James Sherman on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	28,248	28,248
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #6
Sale of Stock, Description of Transaction	ZenaTech issued 11,299 common shares of the Company to Paul Piekos on October 9, 2024 for services as director of the Company	ZenaTech issued 11,299 common shares of the Company to Paul Piekos on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	11,299	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #7
Sale of Stock, Description of Transaction	ZenaTech issued 11,299 common shares of the Company to Thomas Burns on October 9, 2024 for services as director of the Company	ZenaTech issued 11,299 common shares of the Company to Thomas Burns on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	11,299	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #8
Sale of Stock, Description of Transaction	ZenaTech issued 11,299 common shares of the Company to Neville Brown on October 9, 2024 for services as director of the Company	ZenaTech issued 11,299 common shares of the Company to Neville Brown on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	11,299	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Stock Compensation Transaction #9
Sale of Stock, Description of Transaction	ZenaTech issued 11,299 common shares of the Company to Yvonne Rattray on October 9, 2024 for services as director of the Company	ZenaTech issued 11,299 common shares of the Company to Yvonne Rattray on October 9, 2024 for services as director of the Company
Stock Issued During Period, Shares, New Issues | shares	11,299	11,299
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.77
Sale of Stock, Transaction #12
Stock Issued During Period, Shares, New Issues | shares	500,000	500,000
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Sale of Stock, Transaction #13
Stock Issued During Period, Shares, New Issues | shares	1,000,000	1,000,000
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Sale of Stock, Transaction #22
Stock Issued During Period, Shares, New Issues | shares	101,406	101,406
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.4792
Stock Issued | $	$ 205,695
Sale of Stock, Transaction #23
Stock Issued During Period, Shares, New Issues | shares	101,406	101,406
Sale of Stock, Transaction Date	Oct. 09, 2024	Oct. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.4792
Stock Issued | $	$ 205,695
Sale of Stock, Transaction #25
Stock Issued During Period, Shares, New Issues | shares	6,760	6,760
Sale of Stock, Transaction Date	Jan. 09, 2024	Jan. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.4792
Stock Issued | $	$ 10,000
Sale of Stock, Transaction #26
Stock Issued During Period, Shares, New Issues | shares	6,760	6,760
Sale of Stock, Transaction Date	Jan. 09, 2024	Jan. 09, 2024
Stock Issued | $	$ 10,000
Sale of Stock, Transaction #27
Stock Issued During Period, Shares, New Issues | shares	6,760	6,760
Sale of Stock, Transaction Date	Jan. 09, 2024	Jan. 09, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.4792
Stock Issued | $	$ 10,000
Sale of Stock, Transaction #28
Stock Issued During Period, Shares, New Issues | shares	600,000	600,000
Sale of Stock, Transaction Date	Oct. 11, 2024	Oct. 11, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.76
Stock Issued | $	$ 1,453,373
Sale of Stock, Transaction #29
Stock Issued During Period, Shares, New Issues | shares	500,000	500,000
Sale of Stock, Transaction Date	Oct. 11, 2024	Oct. 11, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.76
Stock Issued | $	$ 1,211,144
Sale of Stock, Transaction #30
Stock Issued During Period, Shares, New Issues | shares	500,000	500,000
Sale of Stock, Transaction Date	Oct. 24, 2024	Oct. 24, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.728
Stock Issued | $	$ 1,197,158
Sale of Stock, Transaction #31
Stock Issued During Period, Shares, New Issues | shares	500,000	500,000
Sale of Stock, Transaction Date	Oct. 24, 2024	Oct. 24, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.728
Stock Issued | $	$ 1,197,158
Sale of Stock, Transaction #34
Stock Issued During Period, Shares, New Issues | shares	200,000	200,000
Sale of Stock, Transaction Date	Nov. 20, 2024	Nov. 20, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.45
Sale of Stock, Transaction #35
Stock Issued During Period, Shares, New Issues | shares	900,000	900,000
Sale of Stock, Transaction Date	Nov. 22, 2024	Nov. 22, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.45
Sale of Stock, Transaction #36
Stock Issued During Period, Shares, New Issues | shares	550,000	550,000
Sale of Stock, Transaction Date	Nov. 22, 2024	Nov. 22, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.432
Stock Issued | $		$ 1,094,291
Sale of Stock, Transaction #39
Stock Issued During Period, Shares, New Issues | shares	150,000	150,000
Sale of Stock, Transaction Date	Nov. 22, 2024	Nov. 22, 2024
Sale of Stock, Price Per Share | $ / shares	$ 1.432
Stock Issued | $	$ 298,443
Preferred Shares Transaction #1
Sale of Stock, Description of Transaction	ZenaTech issued 550,000 preferred shares of the Company to Epazz, Inc.	ZenaTech issued 550,000 preferred shares of the Company to Epazz, Inc.
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Preferred Stock, Shares Issued | shares	550,000			550,000
Preferred Shares Transaction #2
Sale of Stock, Description of Transaction	ZenaTech issued 750,000 preferred shares of the Company to Ameritek Ventures, Inc.	ZenaTech issued 750,000 preferred shares of the Company to Ameritek Ventures, Inc.
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Preferred Stock, Shares Issued | shares	750,000			750,000
Preferred Shares Transaction #3
Sale of Stock, Description of Transaction	ZenaTech issued 500,000 preferred shares of the Company to Shaun Passley, PhD, a related party	ZenaTech issued 500,000 preferred shares of the Company to Shaun Passley, PhD, a related party
Sale of Stock, Transaction Date	Nov. 20, 2024	Nov. 20, 2024
Preferred Stock, Shares Issued | shares	500,000			500,000
Preferred Shares Transaction #9
Sale of Stock, Description of Transaction	ZenaTech issued 1,150,000 preferred shares of the Company to Epazz, a related party	ZenaTech issued 1,150,000 preferred shares of the Company to Epazz, a related party
Sale of Stock, Transaction Date	Nov. 20, 2024	Nov. 20, 2024
Preferred Stock, Shares Issued | shares	1,150,000			1,150,000
Preferred Shares Transaction #10
Sale of Stock, Description of Transaction	ZenaTech issued 3,000,000 preferred shares of the Company to Shaun Passley, PhD, a related party	ZenaTech issued 3,000,000 preferred shares of the Company to Shaun Passley, PhD, a related party
Sale of Stock, Transaction Date	Dec. 31, 2024	Dec. 31, 2024
Preferred Stock, Shares Issued | shares	3,000,000			3,000,000
Preferred Shares Transaction #11
Sale of Stock, Description of Transaction	ZenaTech issued 1,000,000 preferred shares of the Company to Epazz, a related party	ZenaTech issued 1,000,000 preferred shares of the Company to Epazz, a related party
Sale of Stock, Transaction Date	Dec. 31, 2024	Dec. 31, 2024
Preferred Stock, Shares Issued | shares	1,000,000			1,000,000
Super Voting Shares Transaction #1
Sale of Stock, Description of Transaction	ZenaTech issued 3,000 super voting shares of the Company to Epazz, a related party	ZenaTech issued 3,000 super voting shares of the Company to Epazz, a related party
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Partners' Capital Account, Units, Sale of Units | shares	3,000	3,000
Super Voting Shares Transaction #2
Sale of Stock, Description of Transaction	ZenaTech issued 5,000 super voting shares of the Company to Ameritek Ventures, a related party	ZenaTech issued 5,000 super voting shares of the Company to Ameritek Ventures, a related party
Sale of Stock, Transaction Date	Oct. 01, 2024	Oct. 01, 2024
Partners' Capital Account, Units, Sale of Units | shares	5,000	5,000
Super Voting Shares Transaction #3
Sale of Stock, Description of Transaction	ZenaTech issued 10,000 preferred shares of the Company to Shaun Passley, PhD, a related party	ZenaTech issued 10,000 preferred shares of the Company to Shaun Passley, PhD, a related party
Sale of Stock, Transaction Date	Dec. 31, 2024	Dec. 31, 2024
Partners' Capital Account, Units, Sale of Units | shares	10,000	10,000
Super Voting Shares Transaction #4
Sale of Stock, Description of Transaction	ZenaTech issued 42,000 preferred shares of the Company to Epazz, a related party	ZenaTech issued 42,000 preferred shares of the Company to Epazz, a related party
Sale of Stock, Transaction Date	Dec. 31, 2024	Dec. 31, 2024
Partners' Capital Account, Units, Sale of Units | shares	42,000	42,000